Vanguard Global Credit Bond Fund

Supplement Dated November 19, 2019, to the Prospectus and Summary Prospectus Dated November 12, 2018

Effective immediately, Arvind Narayanan is added as a co-portfolio manager of the Vanguard Global Credit Bond Fund. The Fund's investment objective, strategies, and policies remain unchanged.

Prospectus and Summary Prospectus Text Changes

The following is added under the heading "Investment Advisors" in the Fund Summary section:

Arvind Narayanan, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since November 2019.

Prospectus Text Changes

The following is added under the heading "Investment Advisors" in the More on the Fund section:

Arvind Narayanan, CFA, Portfolio Manager at Vanguard. He has been with Vanguard since February 2019, has worked in investment management since 2002, has managed investment portfolios since 2006, and has co-managed the Fund since November 2019. Education: B.A., Goucher College; M.B.A., New York University.

© 2019 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 2025A 112019

Vanguard Charlotte Funds

Vanguard Global Credit Bond Fund

Supplement Dated November 19, 2019, to the Statement of Additional Information Dated November 12, 2018

Effective immediately, Arvind Narayanan is added as a co-portfolio manager of Vanguard Global Credit Bond Fund. The Fund's investment objective, strategies, and policies remain unchanged.

Statement of Additional Information Text Changes

In the Investment Advisory and Other Services section, the following is added in the "Other Accounts Managed" sub- section on B-43:

Arvind Narayanan co-manages a portion of Vanguard Global Credit Bond Fund. As of September 30, 2019, Mr. Narayanan did not manage any other registered investment companies, other accounts, or pooled investment vehicles.

Within the same section, the following is added in the "Ownership of Securities" sub-section on B-44:

As of September 30, 2019, Mr. Narayanan did not own shares of Vanguard Global Credit Bond Fund.

© 2019 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor.

SAI 2025 112019